U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1    Name and Address of Issuer:
         Principal Mutual Life Insurance Company Variable Life Separate Account The Principal Financial Group Des Moines, IA 50392-0200

2    Name of each series or class of funds for which this notice is filed:
             N/A

3    Investment Company Act File Number:  811-05118
     Securities Act File Number:          33-13481,333-00101

4    Last day of fiscal year for which this notice if filed:
         December 31, 1996

5 Check box if this notice is being filed more than 180 days after the close of the issuer purposes of reporting securities sold after the close of the fiscal year but before term issuer's 24f-2 declaration:
         N/A

6 Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:
         N/A

7 Number and amount of securities of the same class or series which had been registered un Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but whi unsold at the beginning of the fiscal year:
     None

8 Number and amount of securities registered during the fiscal year other than pursuant to
            None

9    Number and aggregate sale price of securities  sold during the fiscal year:
     33-13481            879,747      Common Stock                $20,212,619
     333-00101                 0      Common Stock                         $0
                         -------                                  -----------
                         879,747                                  $20,212,619

10 Number and aggregate sale price of securities sold during the fiscal year in reliance up registration pursuant to rule 24f-2:
     33-13481            879,747      Common Stock                $20,212,619
     333-00101                 0      Common Stock                         $0
                         -------                                  -----------
                         879,747                                  $20,212,619

11 Number and aggregate sale price of securities issued during the fiscal year in connectio dividend reinvestment plans, if applicable (see Instruction B.7):
         Included in response  to Item 9.

12   Calculation of registration fee:

         (i)        Aggregate sale price of securities sold during the
                    fiscal year in reliance on rule 24f-2
                    (from Item 10)                                   $20,212,619

         (ii)       Aggregate price of shares issued in connection
                    with dividend reinvestment plans (from Item 11,
                    if applicable):                       +                    0

         (iii)      Aggregate price of shares redeemed or
                    repurchased during the fiscal year
                    (if applicable):                                   9,528,322

         (iv)       Aggregate price of shares redeemed or
                    repurchased and previously applied as a reduction
                    to filling fees pursuant to rule 24e-2
                    (if applicable):                                           0

         (v)        Net aggregate price of securities sold and issued during
                    the fiscal year in reliance on rule 24f-2 {line (i), plus line (ii), less line (iii), plus line
                    (iv)} (if applicable):                            10,684,297

         (vi)       Multiplier prescribed by Section 6(b) of the Securities Act
                    of 1933 or other applicable law or regulation:      1 / 3300

         (vii)      Fee Due:                                           $3,237.67

                        THE 24F-2 FEE IS PAID BY 33-13481


13   Check  box if fees  are  being  remitted  to the  Commission's  lockbox  as
     described  in  section  the  Commission's   Rules  of  Informal  and  Other
     Procedures (17 CFR 202.3a)
         X

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
     02/26/97


     Signature

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:



Principal Mutual Life Insurance Company Variable Life Separate Account



By      /s/ Joyce Hoffman


        Joyce Hoffman
        Vice President and Corporate Secretary

Attest:



By       /s/ Craig Bassett

        Craig Bassett
        Treasurer

         February 26, 1997







     Securities and Exchange Commission
     450 Fifth Street, NW
     Washington, D.C.  20549


     Re  Principal Mutual Life Insurance Company Variable Life Separate Account


     In my capacity as Counsel of Principal Mutual Life Insurance Company Variable Life Separate Account, I have supervised the preparation of the Rule 24f-2 Notice for the Separate Account under the Investment Company Act of 1940 and have reviewed the legality of the securities which are to be registered thereunder. Based upon examination of such corporate records and matters of fact and law as deemed necessary, I am of the opinion that such securities were legally issued, fully paid and non-assessable.

     I consent to the filing of this opinion as an exhibit to the Rule 24f-2 Notice for the Separate Account under the Investment Company Act of 1940.

     Sincerely


     /s/  MICHAEL D. ROUGHTON


     Michael D. Roughton
     Counsel

     MDR/klm